UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -------------

Check here if Amendment / /; Amendment Number:
                                               -------
   This Amendment (Check only one):            / / is a restatement.
                                               / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shenkman Capital Management, Inc.
         ---------------------------------
Address: 461 Fifth Avenue, 22nd Floor
         ---------------------------------
         New York, New York 10017
         ---------------------------------

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard H. Weinstein
         ------------------------
Title:   Executive Vice President
         ------------------------
Phone:   212-867-9090
         ------------------------

Signature, Place, and Date of Signing:

/s/ Richard H. Weinstein            New York, New York           August 13, 2007
----------------------              ------------------           ---------------
     [Signature]                       [City, State]                 [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
                                  -----

Form 13F Information Table Entry Total:   67
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Form 13F Information Table Value Total:   $249,990
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                                        (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None.


SHENKMAN CAPITAL MANAGEMENT, INC.                         13F SECURITIES HOLDINGS                                  AS OF 6/30/2007

                                                                                                                  VOTING AUTHORITY
                                                       VALUE        SHRS OR    SH/  PUT/  INVESTMENT   OTHER      ----------------
NAME OF ISSUER         TITLE OF CLASS      CUSIP      (X$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------         --------------      -----      --------      -------    ---  ----  ----------  --------   ----    ------ ----

ABITIBI-CONSOLIDATED INC COM               003924107    1,764      600,000      SH             Sole                 600,000

ADVANCED MEDICAL OPTICS
INC                      NOTE 3.250% 8/0   00763MAK4   14,453   16,000,000      PRN            Sole              16,000,000

ALLIANT TECHSYSTEMS INC  NOTE 2.750% 9/1   018804AN4      290      250,000      PRN            Sole                 250,000

ALLIED WASTE INDS INC    COM PAR$.01NEW    019589308    1,817      135,000      SH             Sole                 135,000

BRUNSWICK CORP           COM               117043109    1,958       60,000      SH             Sole                  60,000

BWAY HOLDING COMPANY     COM               12429T104    3,909      264,100      SH             Sole                 264,100

CASELLA WASTE SYS INC    CL A              147448104    5,320      493,501      SH             Sole                 493,501

CHEMTURA CORP            COM               163893100    1,944      175,000      SH             Sole                 175,000

CINEMARK HOLDINGS INC    COM               17243V102    2,147      120,000      SH             Sole                 120,000

CITADEL BROADCASTING
CORP                     COM               17285T106    2,741      425,000      SH             Sole                 425,000

CKE RESTAURANTS INC      COM               12561E105    2,208      110,000      SH             Sole                 110,000

COMPTON PETE CORP        COM               204940100    5,323      535,000      SH             Sole                 535,000

CONSTELLATION BRANDS INC CL A              21036P108    2,185       90,000      SH             Sole                  90,000

CUMULUS MEDIA INC        CL A              231082108    1,870      200,000      SH             Sole                 200,000

DARLING INTL INC         COM               237266101    2,148      235,000      SH             Sole                 235,000

DEL MONTE FOODS CO       COM               24522P103    1,824      150,000      SH             Sole                 150,000

ELIZABETH ARDEN INC      COM               28660G106    1,941       80,000      SH             Sole                  80,000

ERP OPER LTD PARTNERSHIP NOTE 3.850% 8/1   26884AAV5      399      400,000      PRN            Sole                 400,000

FLEXTRONICS INTL LTD     NOTE 1.000% 8/0   33938EAL1    3,631    3,875,000      PRN            Sole               3,875,000

FOOT LOCKER INC          COM               344849104    1,090       50,000      SH             Sole                  50,000

FTI CONSULTING INC       NOTE 3.750% 7/1   302941AB5    1,200      850,000      PRN            Sole                 850,000

GEHL CO                  COM               368483103    1,670       55,000      SH             Sole                  55,000


GENERAL COMMUNICATION
INC                      CL A              369385109    1,922      150,000      SH             Sole                 150,000

GENERAL MTRS CORP        DEB SR CONV B     370442733    5,503      249,000      PRN            Sole                 249,000

GEORGIA GULF CORP        COM PAR $0.01     373200203    2,354      130,000      SH             Sole                 130,000

GRAY TELEVISION INC      COM               389375106    2,605      281,000      SH             Sole                 281,000

GREENBRIER COS INC       NOTE 2.375% 5/1   393657AD3    3,024    3,350,000      PRN            Sole               3,350,000

GROUP 1 AUTOMOTIVE INC   COM               398905109    1,412       35,000      SH             Sole                  35,000

HEALTH CARE REIT INC     NOTE 4.750%12/0   42217KAP1    4,346    4,300,000      PRN            Sole               4,300,000

HEALTH MGMT ASSOC
INC NEW                  CL A              421933102    2,215      195,000      SH             Sole                 195,000

HEALTH MGMT ASSOC
INC NEW                  NOTE 4.375% 8/0   421933AF9    1,552    1,450,000      PRN            Sole               1,450,000

HUNTSMAN CORP            PFD MND CV 5%     447011206    2,646       54,000      SH             Sole                  54,000

INTERNATIONAL GAME
TECHNOLOG                DBCV 2.600%12/1   459902AP7    9,759   10,000,000      PRN            Sole              10,000,000

INVITROGEN CORP          NOTE 3.250% 6/1   46185RAM2   13,179   12,900,000      PRN            Sole              12,900,000

ISLE OF CAPRI CASINOS
INC                      COM               464592104    4,433      185,000      SH             Sole                 185,000

L-3 COMMUNICATIONS CORP  DEBT 3.000% 8/0   502413AW7    8,607    7,625,000      PRN            Sole               7,625,000

LEVEL 3 COMMUNICATIONS
INC                      COM               52729N100    1,814      310,000      SH             Sole                 310,000

LEVEL 3 COMMUNICATIONS
INC                      NOTE 6.000% 9/1   52729NAG5      244      250,000      PRN            Sole                 250,000

LIN TELEVISION CORP      SDEB 2.500% 5/1   532776AL5    7,887    8,100,000      PRN            Sole               8,100,000

LUCENT TECHNOLOGIES INC  DBCV 2.750% 6/1   549463AH0      336      300,000      PRN            Sole                 300,000

MTR GAMING GROUP INC     COM               553769100    2,664      173,000      SH             Sole                 173,000

NEWMARKET CORP           COM               651587107    2,177       45,000      SH             Sole                  45,000

OMNICARE INC             DBCV 3.250%12/1   681904AL2   15,876   18,900,000      PRN            Sole              18,900,000

PACKAGING CORP AMER      COM               695156109    2,025       80,000      SH             Sole                  80,000

PEABODY ENERGY CORP      SDCV 4.750%12/1   704549AG9    8,553    8,050,000      PRN            Sole               8,050,000

PETROHAWK ENERGY CORP    COM               716495106    1,665      105,000      SH             Sole                 105,000


PHARMACEUTICAL RES INC   NOTE 2.875% 9/3   717125AC2    8,649    9,250,000      PRN            Sole               9,250,000

POLYONE CORP             COM               73179P106    1,893      263,300      SH             Sole                 263,300

PSYCHIATRIC SOLUTIONS
INC                      COM               74439H108    1,994       55,000      SH             Sole                  55,000

QUANTA SVCS INC          NOTE 3.750% 4/3   74762EAE2      756      500,000      PRN            Sole                 500,000

RANGE RES CORP           COM               75281A109      290        7,750      SH             Sole                   7,750

ROPER INDS INC NEW       NOTE 1.481% 1/1   776696AA4    3,673    5,075,000      PRN            Sole               5,075,000

RPM INTL INC             NOTE 1.389% 5/1   749685AK9    1,785    2,800,000      PRN            Sole               2,800,000

SHUFFLE MASTER INC       COM               825549108      830       50,000      SH             Sole                  50,000

SHUFFLE MASTER INC       NOTE 1.250% 4/1   825549AB4   10,563   11,225,000      PRN            Sole              11,225,000

SINCLAIR BROADCAST
GROUP INC                NOTE 4.875% 7/1   829226AU3      391      400,000      PRN            Sole                 400,000

SMURFIT-STONE CONTAINER
CORP                     COM               832727101    1,797      135,000      SH             Sole                 135,000

TEVA PHARMACEUTICAL
FIN CO B                 NOTE 1.750% 2/0   88165FAA0    9,491    9,450,000      PRN            Sole               9,450,000

TRINITY INDS INC         NOTE 3.875% 6/0   896522AF6    1,957    1,750,000      PRN            Sole               1,750,000

TRONOX INC               CL A              897051108    2,445      170,000      SH             Sole                 170,000

U S CONCRETE INC         COM               90333L102    2,042      235,000      SH             Sole                 235,000

VALEANT PHARMACEUTICALS  NOTE 3.000% 8/1   91911XAB0    2,306    2,450,000      PRN            Sole               2,450,000
INTL

VISHAY INTERTECHNOLOGY
INC                      NOTE 3.625% 8/0   928298AF5    6,426    6,300,000      PRN            Sole               6,300,000

WABTEC CORP              COM               929740108      731       20,000      SH             Sole                  20,000

WCA WASTE CORP           COM               92926K103    2,506      282,500      SH             Sole                 282,500

WESCO INTL INC           NOTE 1.750%11/1   95082PAG0    7,176    7,600,000      PRN            Sole               7,600,000

WYETH                    DBCV 1/1          983024AD2   13,569   11,950,000      PRN            Sole              11,950,000

                                                 TOTAL (X$1,000)               249,990

